Financial Instruments and Risk Management - Schedule of Net Assets Exposure to Exchange Rates (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash equivalents - Cash investments - CDI	R$ 1,630	R$ 1,629
Marketable securities (Note 7) - CDI / SELIC	760	493
Restricted Cash - CDI	240	235
Assets	10,070	8,072
Assets	67,028	59,727
Liabilities
Loans and debentures (Note 15) - CDI	(19,466)	(12,280)	R$ (9,831)	R$ (10,580)
Sectorial financial liabilities (Note 5.4)	(14,462)	(14,146)
Net assets exposed	(6,213)	(2,565)
Domestic Currency [Member]
Assets
Cash equivalents - Cash investments - CDI	1,630	1,629
Marketable securities (Note 7) - CDI / SELIC	760	493
Restricted Cash - CDI	240	235
Assets	1,962	1,296
Assets	5,589	4,524
Liabilities
Loans and debentures (Note 15) - CDI	(7,981)	(4,882)
Sectorial financial liabilities (Note 5.4)		(16)
Liabilities	(7,981)	(4,898)
Net assets exposed	R$ (2,392)	R$ (374)